Goodwill and Other Intangibles	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles

Note 6 – Goodwill and Other Intangibles

Changes in the carrying amount of goodwill are as follows:

	Gross Amount	Accumulated Impairment Loss	Net Carrying Value
December 31, 2013	$23,019,309	$(22,045,382)	$973,927
September 30, 2014	$23,019,309	$(22,045,382)	$973,927

Goodwill and intangible assets with indefinite lives must be tested for impairment at least once a year. Carrying values are compared with fair values, and when the carrying value exceeds the fair value, the carrying value of the impaired asset is reduced to its fair value. The Company tests goodwill for impairment on an annual basis in the fourth quarter or more frequently if management believes indicators of impairment exist. The performance of the test involves a two-step process. The first step of the impairment test involves comparing the fair values of the applicable reporting units with their aggregate carrying values, including goodwill. The Company generally determines the fair value of its reporting units using the income approach methodology of valuation that includes the discounted cash flow method as well as other generally accepted valuation methodologies. If the carrying amount of a reporting unit exceeds the reporting unit’s fair value, the Company performs the second step of the goodwill impairment test to determine the amount of impairment loss. The second step of the goodwill impairment test involves comparing the implied fair value of the affected reporting unit’s goodwill with the carrying value of that goodwill.

The goodwill associated with the reverse acquisition was $21.9 million. The Company then determined the projected cash flows from the continuing operations of the legacy Graymark business were not sufficient to support the recorded goodwill. The Company evaluated the fair value of the goodwill subsequent to the reverse acquisition and determined the acquired goodwill was fully-impaired.

Changes in the carrying amount of intangible assets during the nine months ended September 30, 2014 were as follows:

	Carrying Amount	Accumulated Amortization	Net
December 31, 2013	$14,524,500	$(3,385,879)	$11,138,621
Amortization	—	(1,542,704)	(1,542,704)

September 30, 2014	$14,524,500	$(4,928,583)	$9,595,917

Intangible assets as of September 30, 2014 and December 31, 2013 include the following:

	Useful Life (Years)	September 30, 2014			December 31, 2013 Net
		Carrying Value	Accumulated Amortization	Net

Management fee contracts	6 - 8	$3,498,500	$(2,061,189)	$1,437,311	$1,763,463
Non-compete	5	2,027,000	(748,003)	1,278,997	1,583,256
Physician memberships	7	6,468,000	(1,771,000)	4,697,000	5,390,000
Trade Name	5	381,000	(91,324)	289,676	347,218
Service Contracts	10	2,150,000	(257,067)	1,892,933	2,054,684

		$14,524,500	$(4,928,583)	$9,595,917	$11,138,621

Amortization expense for the three months ended September 30, 2014 and 2013 was $514,969 and $556,816 respectively. Amortization expense for the nine months ended September 30, 2014 and 2013 was $1,542,704 and $1,453,777 respectively.

Amortization expense for the next five years related to these intangible assets is expected to be as follows:

Twelve months ended September 30,
2015	$2,055,474
2016	2,055,474
2017	2,055,474
2018	1,395,586
2019	1,139,000
Thereafter	894,909

Note 9 – Goodwill and Other Intangibles

Changes in the carrying amount of goodwill during the years ended December 31, 2013 and 2012 were as follows:

	2013	2012
December 31, 2012	$1,154,528	$—
Reverse acquisition	21,864,781	—
Impairment charge	(21,864,781)	—
Finalization valuation – Imaging Centers	(180,601)
Business acquisitions	—	1,154,528

Balance, end of year	$973,927	$1,154,528

Goodwill and intangible assets with indefinite lives must be tested for impairment at least once a year. Carrying values are compared with fair values, and when the carrying value exceeds the fair value, the carrying value of the impaired asset is reduced to its fair value. The Company tests goodwill for impairment on an annual basis in the fourth quarter or more frequently if management believes indicators of impairment exist. The performance of the test involves a two-step process. The first step of the impairment test involves comparing the fair values of the applicable reporting units with their aggregate carrying values, including goodwill. The Company generally determines the fair value of its reporting units using the income approach methodology of valuation that includes the discounted cash flow method as well as other generally accepted valuation methodologies. If the carrying amount of a reporting unit exceeds the reporting unit’s fair value, the Company performs the second step of the goodwill impairment test to determine the amount of impairment loss. The second step of the goodwill impairment test involves comparing the implied fair value of the affected reporting unit’s goodwill with the carrying value of that goodwill.

The goodwill associated with the reverse acquisition was $21,864,781. Based on the sleep study trends and forecasted cash flows for the Company’s sleep operations that will continue to be operated, management determined that an impairment indicator existed at the time of the reverse acquisition. The Company then determined the projected cash flows from the continuing operations of the legacy Graymark business were not sufficient to support the recorded goodwill. Based on assumptions similar to those that market participants would make in valuing the sleep diagnostic operations, the Company evaluated the fair value of the goodwill and determined that it was fully-impaired.

Changes in the carrying amount of intangible assets during the years ended December 31, 2013 and 2012 were as follows:

	Carrying Amount	Accumulated Amortization	Net
January 1, 2012	$3,498,500	$(739,072)	$2,759,428
Business Acquisition	8,293,000	—	8,293,000
Amortization	—	(781,570)	(781,570)

December 31, 2012	11,791,500	(1,520,642)	10,270,858
Business acquisition	2,733,000	—	2,733,000
Amortization	—	(1,865,237)	(1,865,237)

December 31, 2013	$14,524,500	$(3,385,879)	$11,138,621

Intangible assets as of December 31, 2013 and 2012 include the following:

		2013			2012
	Useful Life (Years)	Carrying Amount	Accumulated Amortization	Net	Net
ASC management contracts	6 – 8	$3,498,500	$(1,735,037)	$1,763,463	$2,202,858
Covenants not to compete	5	2,027,000	(443,744)	1,583,256	1,764,167
Physician memberships	7	6,468,000	(1,078,000)	5,390,000	6,303,833
Trade name	5	381,000	(33,782)	347,218	—
Service contracts	10	2,150,000	(95,316)	2,054,684	—

Total		$14,524,500	$(3,385,879)	$11,138,621	$10,270,858

Amortization expense for the next five years related to these intangible assets is expected to be as follows:

2014	$2,055,470
2015	2,055,470
2016	2,055,470
2017	1,994,637
2018	1,227,890